Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash (in Dollars)	$ 700,000
Allowance amount (in Dollars)				$ 5,744,387		$ 7,158,231
Government grants received (in Dollars)	2,980,004
Deferred government grants (in Dollars)	$ 2,980,004
Annual rate (in Yuan Renminbi) | ¥		¥ 299
Q&A session fees description	Cost of goods sold The cost of goods sold for the six months ended June 30, 2022 was primarily the cost of finished goods of graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke. The cost of goods sold for the six months ended June 30, 2021 was mainly the cost of electrolytic copper. Cost of goods sold was $8,615,734 and $2,050,253 for the six months ended June 30, 2022 and 2021, respectively.	Cost of goods sold The cost of goods sold for the six months ended June 30, 2022 was primarily the cost of finished goods of graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke. The cost of goods sold for the six months ended June 30, 2021 was mainly the cost of electrolytic copper. Cost of goods sold was $8,615,734 and $2,050,253 for the six months ended June 30, 2022 and 2021, respectively.
Cost of Goods and Services Sold (in Dollars)	$ 8,615,734		2,050,253
Service costs (in Dollars)	$ 616,414		$ 708,719
Diluted shares (in Shares) | shares	24,528,000	24,528,000	22,767,733
Aggregate deposits (in Yuan Renminbi) | ¥					¥ 500,000
Revenue from one client (in Dollars)				$ 7,744,625
Total revenue, percentage			27.00%	75.00%
Concentration of credit risk, percentage						2000483.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Price per share relating to course ot program (in Yuan Renminbi per share) | ¥ / shares					¥ 9.9
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Price per share relating to course ot program (in Yuan Renminbi per share) | ¥ / shares					¥ 299
GMB (Beijing) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	49.00%	49.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	60.65%	60.65%		49.00%
GMB Culture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	49.00%	49.00%		49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	25.00%	25.00%		25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	40.00%	40.00%		40.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage	39.35%				39.35%